RELATED PARTY TRANSACTIONS - Schedule Of Related Parties And Nature Of Relationship (Details)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Kingsoft Group
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Principal shareholder of the Company	Principal shareholder of the Company
Xiaomi Group
Related Party Transaction [Line Items]
Nature of Common Ownership or Management Control Relationships	Entities controlled by a director of the Company	Entities controlled by a director of the Company